Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Pretax Earnings (Loss) for Domestic and Foreign Operations

Pretax earnings (loss) were generated by both domestic and foreign operations as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
United States	$(34,021)	$(47,712)	$(57,096)
Foreign	(494)	(495)	(808)
	$(34,515)	$(48,207)	$(57,904)

Schedule of Reconciliations of the Expected Statutory Federal Income Tax

A reconciliation of the expected statutory federal income tax provision to the actual income tax provision is summarized as follows (in thousands):

	Years Ended December 31, (1)
	2018	2017	2016
Expected income taxes benefit at federal statutory rate	$(7,248)	$(16,390)	$(19,687)
State income taxes, net of federal benefit	(14)	(13)	—
Permanent items and other	770	1,311	675
Research credits	(1,222)	(2,286)	(6,800)
Unrecognized tax benefits	489	914	2,720
Foreign rate differential	22	87	141
Change in tax rate	(11)	(25)	—
Tax cuts and Jobs Act	—	27,933	—
Change in valuation allowance	7,214	(11,531)	22,902
Income tax (benefit) expense	$—	$—	$(49)
(1)	For the years ended December 31, 2017 and 2016, the statutory tax rate was 34%. For the year ended December 31, 2018, as a result of the TJCA, the statutory tax rate was decreased to 21%.

Schedule of Significant Components of Deferred Tax Assets

Significant components of our deferred tax assets are summarized as follows (in thousands):

	December 31,
	2018	2017
Net operating loss carryforwards	$32,997	$27,226
Capitalized research and development expenses	17,279	16,218
Research credits and other state credits	11,962	11,229
Intangible assets	2,024	2,210
Reserve and accruals	2,667	2,843
Valuation allowance	(66,929)	(59,726)
Net deferred tax assets	$—	$—

Schedule of Activity Related to Unrecognized Tax Benefits

We are subject to taxation in the United States, Hong Kong and state jurisdictions. Our tax years from inception are subject to examination by the United States, Hong Kong and California authorities due to the carry forward of unutilized NOLs and research and development credits.

The activity related to our unrecognized tax benefits is summarized as follows (in thousands):

	December 31,
	2018	2017	2016
Balance as of beginning of year	$16,558	$13,000	$5,033
Increase (decrease) related to prior year tax positions	2	(189)	1,890
Increase related to current year tax positions	3,083	3,747	6,077
Balance as of end of year	$19,643	$16,558	$13,000